Management of financial risks, financial instruments, and other risks (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Brazilian Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	$ (766)	$ (363)
Turkish Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	(147)
U S Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	(33)	(147)
Mexican Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	(42)	(2)
Colombia Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Mark to market fair value	$ (257)	$ (53)